Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 90,982	$ (148,986)	$ (57,747)
Non-cash and non-operating items:
Change in operating assets and liabilities	(392,731)	48,358	59,444
Net operating cash flow	984,017	383,306	182,135
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,182,249	527,465	1,325,482
Scheduled repayments of long-term debt	305,971	233,734	671,803
Prepayments of long-term debt	1,712,828	804,748	771,827
Net proceeds from equity issuances of Teekay Corporation	0	0	103,655
Cash dividends paid	0	(5,523)	(22,082)
Other financing activities	(798)	(580)	(671)
Net financing cash flow	(1,097,513)	(382,229)	434,786
INVESTING ACTIVITIES
Investments in subsidiaries	(15,635)	(25,729)	0
Other investing activities	(9,983)	0	10,882
Net investing cash flow	63,061	(50,391)	(663,456)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(50,435)	(49,314)	(46,535)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	456,325	505,639	552,174
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	405,890	456,325	505,639
Teekay Parent
OPERATING ACTIVITIES
Net income (loss)	(97,894)	(111,532)	(705,725)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(656)	(270)	(2,932)
Impairments of investments	123,753	103,420	651,473
Stock-based compensation	5,165	7,400	7,329
Dividends-in-kind	(31,763)	(10,000)	(10,000)
Other	7,925	19,153	7,661
Change in operating assets and liabilities	(8,508)	15,314	36,296
Net operating cash flow	15,038	(7,143)	(88,490)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	0	250,000	120,713
Debt issuance costs	0	(15,029)	0
Scheduled repayments of long-term debt	36,712	480,851	85,654
Prepayments of long-term debt	18,249	0	0
Advances from affiliates	0	227,157	39,293
Net proceeds from equity issuances of Teekay Corporation	0	0	103,655
Cash dividends paid	0	(5,523)	(22,081)
Other financing activities	(128)	(637)	(651)
Net financing cash flow	(55,089)	(24,883)	155,275
INVESTING ACTIVITIES
Investments in subsidiaries	0	0	(7,109)
Other investing activities	0	0	(45)
Net investing cash flow	0	0	(7,154)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(40,051)	(32,026)	59,631
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	49,655	81,681	22,050
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	$ 9,604	$ 49,655	$ 81,681